Fees Summary	Oct. 30, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 2,006.97
Total Fee Amount	2,006.97
Total Transaction Valuation	14,532,745
Total Offset Amount	0
Net Fee	$ 0.00
Offset Table N/A	N/A